Filed pursuant to Rule 497(e)

Registration Nos. 333-258722 and 811-23725

Valkyrie ETF Trust II

(the “Trust”)

Valkyrie Bitcoin Strategy ETF

(the “Fund”)

January 26, 2022

Supplement To the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information
Dated October 21, 2021

Notwithstanding anything to the contrary in the Fund’s Prospectus or Statement of Additional Information, the date of the fiscal year end for the Fund shall be September 30th.

Notwithstanding anything to the contrary in the Fund’s Summary Prospectus, Prospectus or Statement of Additional Information, effective immediately, Steven McClurg, Rafael Zayas and Ryan Dofflemeyer are joined by a new portfolio manager, Bill Cannon.

Bill Cannon is the head of ETF Portfolio Management at Valkyrie. Prior to joining Valkyrie, Bill was a Managing Director at Guggenheim Partners Investment Management, where he was member of the insurance portfolio management division responsible for $80 billion of assets under management. Before that, Mr. Cannon worked at the Chicago Mercantile Exchange and the Chicago Board Options Exchange as a derivatives broker for equity index and interest rate futures and options. Mr. Cannon earned a BA in Chemistry from the University of Vermont and an MBA from the Quinlan School of Business at Loyola University Chicago.

As of December 31, 2021, Bill Cannon managed investment vehicles with the number of accounts and assets set forth in the table below:

Portfolio Manager	Registered Investment Companies Number of Accounts ($ Assets)	Other Pooled Investment Vehicles Number of Accounts ($ Assets)	Other Accounts Number of Accounts ($ Assets)
Bill Cannon	3 ($72.4 million)	0 ($0)	0 ($0)

Please Retain This Supplement for Future Reference.

January 26, 2022

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Valkyrie ETF Trust II (File Nos. 333-258722 and 811-23725)

Ladies and Gentlemen:

On behalf of Valkyrie ETF Trust II (the “Trust”), pursuant to the requirements of Rule 497 of the General Rules and Regulations of the Securities Act of 1933, as amended, we are submitting one copy of a supplement, in the form of a sticker, to the summary prospectus, prospectus and statement of additional information of Valkyrie Bitcoin Strategy ETF, a series of the Trust.

If you have questions or comments, please telephone the undersigned at (312) 845- 3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures